Accounts Receivable, Net (Details) - Schedule of Analysis of the Movements in the Allowance for Doubtful Accounts	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Schedule of Analysis of the Movements in the Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year	¥ 24,366,824	$ 3,434,366	¥ 13,615,875	¥ 8,530,951
Additions	4,987,206	702,918	10,750,949	5,084,924
Balance at end of the year	¥ 29,354,030	$ 4,137,284	¥ 24,366,824	¥ 13,615,875